CONVERTIBLE NOTES PAYABLE, RELATED PARTIES	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE, RELATED PARTIES

NOTE 10 - CONVERTIBLE NOTES PAYABLE, RELATED PARTIES

Convertible notes payable consists of the following:

Issuance Date	Maturity Date	Interest Rate	Conversion Price (per share)	September 30, 2022	March 31, 2022
April 2021	April 2024	8%	$0.20	$-	$30,000,000
October 2017	October 2022	12%	$0.15	-	50,000
September 2022	September 2024	8%	$0.03	27,000,000	-
Total convertible notes payable				27,000,000	30,050,000
Less: unamortized debt discount and deferred financing costs				17,396,771	20,151,230
				9,603,229	9,898,770
Less: current portion of convertible notes payable				9,603,229	9,898,770
Long-term convertible notes payable				$-	$-

The Company’s convertible notes are convertible, at the option of the holder, into shares of the Company’s Common Stock at the conversion prices shown above.

In October 2017, the Company issued a Convertible Promissory Note in the principal amount of $50,000 (the “Note”) to HWH International, Inc. (“HWH” or the “Holder”). HWH is affiliated with Heng Fai Ambrose Chan, a Director of the Company. The Note is convertible into 333,333 shares of the Company’s Common Stock. Concurrent with issuance of the Note, the Company issued to HWH a detachable warrant to purchase up to an additional 333,333 shares of the Company’s Common Stock, at an exercise price of $0.15 per share. Under the terms of the Note and the detachable stock warrant, the Holder is entitled to certain financing rights. If the Company enters into more favorable transactions with a third-party investor, it must notify the Holder and may have to amend and restate the Note and the detachable stock warrant to be identical. On August 9, 2022, HWH and the Company executed an agreement to settle the Note and cancel the related stock warrant for $78,636, which amount represents the principal plus accrued interest. The Company made the payment to HWH on August 9, 2022.

On April 5, 2021, the Company and Decentralized Sharing Systems, Inc. (“DSSI”) entered into a Securities Purchase Agreement, pursuant to which the Company issued: (a) a Convertible Promissory Note in the principal amount of $30.0 million (the “Note”) in favor of DSSI, and (b) a detachable Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock, at $0.22 per share, and DSSI loaned to the Company $30.0 million. DSSI, is a subsidiary of DSS, Inc. (formerly Document Security Systems, Inc., “DSS”), and, together with DSS, is a major shareholder of the Company. Under the terms of the loan, the Company agreed to pay to DSSI a loan Origination Fee of $3.0 million, payable in shares of the Company’s Class A Common Stock, at the rate of $0.20 per share. The Note bore interest at the annual rate of 8%, with a maturity date of April 5, 2024, subject to certain accelerated provisions upon the occurrence of an Event of Default, as was defined in the Note. At any time during the term of the Note, all or part of the Note, including the principal amount less unamortized prepaid interest, if any, plus any accrued interest could have been converted into shares of the Company’s Class A Common Stock at the rate of $0.20 per share, at the option of the holder. Interest on the Note was pre-payable annually in cash or in shares of the Company’s Class A Common Stock, at the option of the Company, except that interest for the first year was pre-payable in shares of the Company’s Class A Common Stock, at the rate of $0.20 per share. As further discussed below, the Note and the detachable Warrant were redeemed in June 2022.

In connection with the issuance of the Note and the detachable Warrant, the Company allocated $15.0 million of the net proceeds from the loan to the detachable Warrant, allocated $12.0 million of the net proceeds to the beneficial conversion feature embedded in the Note and recognized deferred financing costs of $3.0 million. The resulting debt discount and the deferred financing costs were being amortized into interest expense over the term of the note (three years). During the six months ended September 30, 2021, the Company issued to DSSI 27,000,000 shares of its Class A Common Stock, including 15,000,000 shares in payment of the loan Origination Fee and 12,000,000 shares in prepayment of interest for the first year and recognized a deemed dividend of $1,080,000 for the excess of the fair value of the shares issued over the amounts settled.

On June 15, 2022, the Company and DSSI which, together with DSS, is a majority shareholder of the Company, entered into an agreement pursuant to which the Company issued, to DSSI: (a) a two-year Convertible, Advancing Promissory Note in the principal amount of $27.0 million (the “2022 Note”) in favor of DSSI and (b) a detachable Warrant to purchase up to 818,181,819 shares of the Company’s Class A Common Stock at the exercise price of $0.033 per share. The 2022 Note bears interest at the annual rate of 8% and is due and payable on demand or, if no demand, on May 1, 2024. At any time during the term of the 2022 Note, all or part of the Note may be converted into up to 818,181,819 shares of the Company’s Class A Common Stock, at the option of the holder. Under the terms of the agreement, the Company agreed to pay to DSSI a loan origination fee of $270,000. In addition, DSSI agreed to surrender to the Company all DSSI’s rights pursuant to: (a) a certain Convertible Promissory Note in the principal amount of $30.0 million issued by the Company in April 2021 in favor of DSSI, and (b) a certain detachable Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock, at $0.22 per share, issued concurrently with such $30.0 million note. The Company recognized the transaction with DSSI as a debt extinguishment in accordance with GAAP. Since DSSI is a related party, the difference between the fair value of the new equity instruments and the carrying value of the retired equity instruments, was recognized in additional paid in capital on the Company’s condensed consolidated balance sheet.

During the three months ended September 30, 2022, and September 30, 2021, interest expense in connection with the Company’s convertible notes was $558,000 and $606,444, respectively, excluding amortization of debt discount and deferred financing costs of $2.6 million and $2.3 million, respectively. During the six months ended September 30, 2022, and September 30, 2021, interest expense in connection with the convertible notes were $648,000 and 1.7 million, respectively, excluding amortization of debt discount and deferred financing cost of $3.1 and $4.4 million respectively. These amounts are included in interest expense in our consolidated statements of operations.

NOTE 12 - CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

	Maturity	Interest	Conversion Price	As of March 31,
Issuance Date	Date	Rate	(per share)	2022	2021
April 2021	April 2024	8%	$0.20	$30,000,000	$-
October 2017	October 2022	12%	$0.15	50,000	50,000
April 2018	April 2021	0%	$0.01	-	100,000
Total convertible notes payable				30,050,000	150,000
Less: unamortized debt discount and deferred financing costs				20,151,230	15,607
Subtotal				9,898,770	134,393
Less: current portion of convertible notes payable				9,898,770	99,631
Long-term convertible notes payable				$-	$34,762

The Company’s convertible notes are convertible, at the option of the holder, into shares of the Company’s Common Stock at the conversion prices indicated above. The April 2018 convertible note was paid in full in March 2022.

In October 2017, the Company issued a Convertible Promissory Note in the principal amount of $50,000 (the “Note”) to HWH International, Inc (“HWH” or the “Holder”). HWH is affiliated with Heng Fai Ambrose Chan, who in April 2020 became a Director of the Company. The Note is convertible into 333,333 shares of the Company’s Common Stock. Concurrent with issuance of the Note, the Company issued to HWH a detachable warrant to purchase up to an additional 333,333 shares of the Company’s Common Stock, at an exercise price of $0.15 per share. Under the terms of the Note and the detachable stock warrant, the Holder is entitled to certain financing rights. If the Company enters into more favorable transactions with a third-party investor, it must notify the Holder and may have to amend and restate the Note and the detachable stock warrant to be identical. HWH has informed the Company that it believes that during the term of the Note, the Company has granted more favorable financing terms to third-party lenders. As of the date of this Registration Statement, the Company and HWH are evaluating alternative options to settle this Note in the foreseeable future.

In April 2021, the Company and Decentralized Sharing Systems, Inc. (“DSSI”) entered into a Securities Purchase Agreement, pursuant to which the Company issued: (a) a Convertible Promissory Note in the principal amount of $30.0 million (the “Note”) in favor of DSSI, and (b) a detachable Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock, at $0.22 per share, and DSSI loaned to the Company $30.0 million. DSSI, is a subsidiary of DSS, Inc. (formerly Document Security Systems, Inc.) (“DSS”), and, together with DSS, is a majority shareholder of the Company. Under the terms of the loan, the Company agreed to pay to DSSI a loan origination fee of $3.0 million, payable in shares of the Company’s Class A Common Stock, at the rate of $0.20 per share. The Note bears interest at the annual rate of 8% and matures on April 5, 2024, subject to certain acceleration provisions upon the occurrence of an Event of Default, as defined in the Note. In addition, the Note is payable on demand by the holder. Accordingly, the Company classifies as current its obligation under the Note. At any time during the term of the Note, all or part of the Note, including the principal amount less unamortized prepaid interest, if any, plus any accrued interest can be converted into shares of the Company’s Class A Common Stock at the rate of $0.20 per share, at the option of the holder. Interest on the Note is pre-payable annually in cash or in shares of the Company’s Class A Common Stock, at the option of the Company, except that interest for the first year is pre-payable in shares of the Company’s Class A Common Stock, at the rate of $0.20 per share.

In connection with the issuance of the Note and the detachable Warrant, the Company allocated $15.0 million of the net proceeds from the loan to the detachable Warrant, allocated $12.0 million of the net proceeds to the beneficial conversion feature embedded in the Note and recognized deferred financing costs of $3.0 million. The resulting debt discount and the deferred financing costs are being amortized into interest expense over the term of the note (three years). During the fiscal year ended March 31, 2022, the Company issued 27,000,000 shares of its Class A Common Stock to DSSI, including 15,000,000 shares in payment of the loan origination fee discussed above and 12,000,000 shares in prepayment of interest for the first year. In connection therewith, the Company recognized a deemed dividend of $1,080,000 for the excess of the fair value of the shares issued over the amounts settled.

In the fiscal year ended March 31, 2022, and 2021, interest expense associated with the Company’s convertible notes was $2.4 million and $5,507, excluding amortization of debt discounts and deferred financing fees of $9.9 million and $18,647, respectively. These amounts are included in interest expense, net, in our consolidated statements of operations.